Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts	$ 48,000	$ 48,000
Inventory Reserve	619,000	619,000
Accumulated Amortization	$ 44,692	$ 40,318
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	172,744,750	172,744,750
Common Stock, Shares Issued	76,704,275	76,447,587
Common Stock, Shares Outstanding	76,704,275	76,447,587